Summary of Significant Accounting Policies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CLP ($)	Dec. 31, 2024 CLP ($)	Dec. 31, 2023 CLP ($)
Summary of Significant Accounting Policies [Line Items]
Gain on net foreign exchange income (in Pesos)	$ 149,834	$ 170,813	$ 122,189
Estimated useful life of software	6 years
Percentage of minimum distribution of net income	30.00%
Retiring years for benefits calculated at present value	30 years
Discount rate for long term	5.71%	5.71%
Discount rate term	10 years
Chile, Pesos | United States of America, Dollars
Summary of Significant Accounting Policies [Line Items]
Exchange rate	900.4	994.74
United States of America, Dollar	1	1
Chile, Pesos | Japan, Yen
Summary of Significant Accounting Policies [Line Items]
Exchange rate	5.76	6.33
Japan, Yen	1	1
Chile, Pesos | Euro Member Countries, Euro
Summary of Significant Accounting Policies [Line Items]
Exchange rate	1,058.78	1,032.74
Euro Member Countries, Euro	1	1